U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE
PREPARING FORM.
1.Name and address of issuer:TCW Funds,
Inc.
865 South Figueroa Street
Los Angeles, California 90017

2.The name of each series or class of securities
 for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[X]

3.Investment Company Act File Number: 811-7170

Securities Act File Number: 33-52272

4(a).Last day of fiscal year for which this Form is filed: October 31, 2014
4(b).[]Check box if this Form is being filed late
(i.e.,more than 90 calendar days after the end of the issuers fiscal year).
(See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).[]Check box if this is the last time the issuer will be filing this Form.

5.Calculation of registration fee:

(i)Aggregate sale price of securities sold during the fiscal year pursuant to section
24(f):$8,867,636,257.86

(ii)Aggregate price of securities redeemed or repurchased during the fiscal year:$8,831,306,473.97

(iii)Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:$0

(iv)Total available redemption credits
add items 5(ii) and 5(iii):$8,831,306,473.97


(v)Net sales -- if item 5(i) is greater
than Item 5(iv) [subtract Item
5(iv)$36,329,783.89

from Item 5(i):

(vi)Redemption credits available for use in future years -- if Item 5(i) is$0 less than Item 5(iv) [subtract Item 5(iv) from Item 5(i):

(vii)Multiplier for determining registration
fee (See Instruction C.9):x  0.0001162000

(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):

$4,221.52

6.Prepaid Shares

If the response to Item 5(i) was determined
 by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.Interest due -- if this Form is being
 filed more than 90 days after the
end of the issuers fiscal year
(see Instruction D):+$0.00

8.Total of the amount of the registration
 fee due plus any interest due -Item 5(viii)
 plus Item 7:	= $4,221.52


9.Date the registration fee and any
interest payment was sent to the
Commissions lockbox depository:
01.28.2015 CIK: 0000892071


Method of Delivery:

[]  None
[X]  Wire Transfer
[]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ George N. Winn
George N. Winn,
Assistant Treasurer

Date: January 28, 2015
Please print the name and title of
the signing officer below the signature.